SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

14. SHARE-BASED PAYMENT

Share options

2015 Share Incentive Plan

On October 21, 2015, the Group adopted the 2015 share incentive plan (“2015 Plan”) which consists of a share incentive plan for U.S. service providers (“U.S. Plan”) and a share incentive plan for PRC service providers (“PRC Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2015 Plan is 14,328,358 ordinary shares to be allocated to employees, officers, directors or consultants of the Company.

2018 Share Incentive Plan

In January 2018, The Company adopted the 2018 share incentive plan (“2018 Plan”), commencing on January 1, 2018, which provides additional incentives to employees, directors and consultants to promote the success of the Group’s business. Under the 2018 share incentive plan, the maximum aggregate number of shares which may be issued initially pursuant to all awards under the 2018 Plan is 9,559,607 ordinary shares. The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan.

2023 Share Incentive Plan

The Company adopted the 2023 Share Incentive Plan (“2023 Plan”), which was effective on January 11, 2023. The maximum aggregate number of Class A ordinary shares of the Company available for grant as awards is 10,322,520 under this Plan.

The weighted average exercise price of options granted during the years ended December 31, 2023, 2024 and 2025 was US$0 per share. The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2023, 2024 and 2025 are summarized in the following table:

	For the years ended December 31,
	2023	2024	2025
Risk-free interest rate	3.79-4.86%	4.25-4.43%	4.11-4.35%
Expected volatility	52.3-52.7%	52.4-52.97%	53.4-55.0%
Expected life of option (years)	10	10	10
Expected dividend yield	—%	—%	—%
Fair value per ordinary share	US$0.25-0.39	US$0.19-0.28	US$0.17-1.71

14. SHARE-BASED PAYMENT - CONTINUED

Share options - continued

2023 Share Incentive Plan - continued

(i) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of U.S. government bonds with a maturity period close to the contractual term of the options.

(ii) Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(iii) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(iv) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(v) Fair value of underlying ordinary shares

During the years ended December 31, 2023, 2024 and 2025, the fair value of the underlying ordinary shares was determined based on the closing market price of the share.

A summary of the stock option activity under the 2015, 2018 and 2023 Plan during the year ended December 31, 2025 is included in the table below.

		Weighted average
	Number of	exercise price
	options	per option
		US$
Outstanding at January 1, 2025	19,102,765	0.03
Granted	1,104,080	—
Exercised	(6,940,496)	—
Forfeited	(505,008)	0.27
Outstanding at December 31, 2025	12,761,341	0.04

14. SHARE-BASED PAYMENT - CONTINUED

Share options - continued

2023 Share Incentive Plan - continued

The following table summarizes information regarding the share options as of December 31, 2025:

	December 31, 2025
			Weighted
			average remaining
		Weighted	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	12,761,341	0.04	6.00	21,123
Exercisable	12,746,395	0.04	6.00	21,098
Expected to vest	14,946	—	5.38	25

The total intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025 amounted US$949, US$94 and US$11,686, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2023, 2024 and 2025 was US$0.40, US$0.26 and US$0.31 per share, respectively.

As of December 31, 2025, there was nil of unrecognized compensation expenses related to the options which will be recognized within two years.

RSU

During the years ended December 31, 2023, 2024 and 2025, the Company granted 869,584, 1,560,932 and 1,470,576 RSU respectively to employees. Most of the shares have a vesting period of four or five years of employment services with the various vesting percentage in each year, or 20% on an annual basis over a five-year vesting period. The RSU are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate immediately. The outstanding RSU shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expenses over the service period on a straight-line basis. The aggregate fair value of the RSU at grant dates was US$21,552 as of December 31, 2025. The weighted average grant-date fair value per share of non-vested shares was nil for the year ended December 31, 2025. The fair value of the vested RSU was US$2,845, US$2,199 and US$582 during the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, there was nil unrecognized compensation expenses related to RSU which is expected to be recognized over a weighted average vesting period of nil years. The weighted average granted fair value of RSU granted during the years ended December 31, 2023, 2024 and 2025 were US$0.50, US$0.24 and US$0.39, respectively.

14. SHARE-BASED PAYMENT - CONTINUED

RSU - continued

A summary of the RSU activity during the year ended December 31, 2025 is presented below:

RSUs
Unvested balance as of January 1, 2025	367,600
Granted	1,470,576
Forfeited	(366,000)
Vested	(1,472,176)
Unvested balance as of December 31, 2025	—

Total share-based compensation recognized during the years ended December 31, 2023, 2024 and 2025 was as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
General and administrative	4,296	2,245	1,132
Research and development	3,859	2,071	873
Selling and marketing	637	462	487
Total share-based compensation expenses	8,792	4,778	2,492